Inventories - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Opening Balance	R$ 95,053	R$ 105,989
Additions	(15,132)	(65,085)
Reversals	418	33,666
Write-offs	38,584	42,355
Closing Balance	R$ 71,183	R$ 95,053